Other disclosures on cash flows (Tables)	12 Months Ended
Dec. 31, 2020
Other disclosures on cash flows [abstract]
Summary of Other Disclosures on Cash Flows
(a)Non-cash operating activities

	2020	2019	2018

Fair value adjustment to accounts receivable from card issuers	(43,523)	22,818	92,063
Fair value adjustment on equity instruments/listed securities designated at FVOCI	40,336	938	(954)
Fair value adjustment on loans designated at FVPL	12,461	17,446	—
(b)Non-cash investing activities

	2020	2019	2018

Property and equipment and intangible assets acquired through lease	118,977	154,650	4,339
(c)Non-cash financing activities

	2020	2019	2018

Unpaid consideration for acquisition of non-controlling shares (Note 28)	3,088	4,099	5,022
(d)Property and equipment, and intangible assets

	2020	2019	2018

Additions of property and equipment (Note 12)	(450,594)	(381,893)	(159,047)
Additions of right of use (IFRS 16)	52,140	76,202	—
Payments from previous year	(1,050)	(18,160)	—
Purchases not paid at year end	33,353	1,050	18,160
Prepaid purchases of POS	(5,987)	(10,767)	—
Purchases of property and equipment	(372,138)	(333,568)	(140,887)

Additions of intangible assets (Note 13)	(150,310)	(104,687)	(49,177)
Additions of right of use (IFRS 16)	66,837	37,513	—
Purchases not paid at year end	—	—	4,339
Capitalization of borrowing costs	508	793	—
Purchases and development of intangible assets	(82,965)	(66,381)	(44,838)

Net book value of disposed assets (Note 12 / Note 13)	96,704	15,743	24,133
Net book value of disposed Leases	(36,919)	—	—
Loss on disposal of property and equipment and intangible assets	(52,658)	(14,639)	(10,712)
Proceeds from disposal of property and equipment and intangible assets	7,127	1,104	13,421